SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended									6 Months Ended	12 Months Ended
	Jul. 17, 2023 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 ₪ / shares $ / shares shares	Dec. 21, 2022 USD ($)	Jan. 31, 2022 Shares	Nov. 16, 2021 USD ($) Shares	Mar. 31, 2021 USD ($)	Feb. 19, 2021 USD ($)	Jul. 24, 2020 USD ($) Shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 06, 2019 USD ($)	Dec. 31, 2023 ₪ / shares shares	Jan. 31, 2021 shares
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares		3,803,594				41,260,439							726,832				50,584,888	3,803,594
Ordinary shares per share | ₪ / shares						₪ 0.02											₪ 0.02
Weighted average share price | $ / shares		$ 7.36											$ 3.64
Aggregate offering price											$ 50,000
Gross proceeds from ordinary shares and pre-funded warrants		$ 28,000
Issuance of a subsidiary preferred shares to non-controlling interests														$ 9,523
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							67.00%
Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries							$ 10,000
Amount of investment in financing round							20,000
Amount of convertible loans to ordinary shares							10,000
Issuance of a subsidiary ordinary shares to the company							$ 809
Proportion of ownership interest in subsidiary							20.00%
Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests														(238)
Share premium and other capital reserve | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests							$ 238
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests														$ 9,761
Non-controlling Interests | Biomica [Member] | Shanghai Healthcare Capital [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Issuance of a subsidiary preferred shares to non-controlling interests							$ 9,761
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares						28,507							726,832				720,221
Weighted average share price | $ / shares						₪ 0.77							$ 3.64	$ 0.96	$ 0.77
Aggregate offering price										$ 19,500,000	$ 50,000
Gross proceeds from ordinary shares and pre-funded warrants													$ 2,600	$ 695	$ 22
Number of ordinary shares sold | shares	8,500,000			8,500,000
Purchase price per share | $ / shares				$ 1
Cash inflow from issuing shares				$ 8,500
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries			$ 10,000													$ 10,000
Ownership percentage			72.16%													72.16%
Ownership percentage held by other entity in subsidiary			27.84%													27.84%
Exercise of options and vesting of restricted share units (“RSUs”) | Shares								8,270	203,826
Non-controlling interest					0.08%				1.99%
Number of ordinary shares sold | shares	8,500,000			8,500,000
Purchase price per share | $ / shares	$ 1
Cash inflow from issuing shares	$ 8,500
Lavie Bio Ltd [Member] | Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity																$ 17,406
Lavie Bio Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity																$ 10,042
Increase in non controlling interest					$ 1				$ 378
AgPlenus Ltd [Member]
Disclosure of detailed information about business combination [line items]
Exercise of options and vesting of restricted share units (“RSUs”) | Shares												36,520
Non-controlling interest												1.66%
AgPlenus Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in non controlling interest												$ 82